DERIVATIVE INSTRUMENTS (Schedule of Derivative Instruments in Statement of Financial Position, Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Notional amount	$ 128,820	$ 181,995
Fair value	2,719	(3,527)
Option Contracts To Hedge Payroll Expenses ILS
Derivative [Line Items]
Notional amount	16,204	73,950
Option Contracts To Hedge Payroll Expenses ILS | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	294	(2,566)
Option Contracts To Hedge Payroll Expenses INR
Derivative [Line Items]
Notional amount	21,904	40,391
Option Contracts To Hedge Payroll Expenses INR | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	800	807
Option Contracts to Hedge Facility Expenses ILS
Derivative [Line Items]
Notional amount	1,273	5,200
Option Contracts to Hedge Facility Expenses ILS | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	19	(137)
Option Contracts to Hedge Facility Expenses INR
Derivative [Line Items]
Notional amount	2,006	3,874
Option Contracts to Hedge Facility Expenses INR | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	80	80
Forward Contracts to Hedge Payroll Expenses ILS
Derivative [Line Items]
Notional amount	67,139	53,500
Forward Contracts to Hedge Payroll Expenses ILS | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	1,333	(1,926)
Forward Contracts to Hedge Payroll Expenses INR
Derivative [Line Items]
Notional amount	10,032	0
Forward Contracts to Hedge Payroll Expenses INR | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	50	0
Forward Contracts to Hedge Payroll Expenses PHP
Derivative [Line Items]
Notional amount	2,362	4,452
Forward Contracts to Hedge Payroll Expenses PHP | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	64	187
Forward contracts to hedge lease obligations PHP
Derivative [Line Items]
Notional amount	4,921	0
Forward contracts to hedge lease obligations PHP | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	0	0
Forward contracts to hedge facility expenses ILS
Derivative [Line Items]
Notional amount	2,546	0
Forward contracts to hedge facility expenses ILS | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	67	0
Forward Contracts to Hedge Facility Expenses PHP
Derivative [Line Items]
Notional amount	433	628
Forward Contracts to Hedge Facility Expenses PHP | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	$ 12	$ 28